DISPOSITION OF BUSINESSES	6 Months Ended
Jun. 30, 2025
Disclosure of Disposition of Businesses [Abstract]
DISPOSITION OF BUSINESSES	DISPOSITION OF BUSINESSES
Dispositions Completed in 2025
a) Disposition of a subsidiary of our Global Intermodal Logistics Operation
During the first quarter of 2025, our global intermodal logistics operation sold a 33% interest in a stabilized container subsidiary for net proceeds of approximately $120 million (global intermodal logistics operation consortium of approximately $440 million). Our partnership recognized a gain on sale of approximately $50 million (global intermodal logistics operation consortium of approximately $190 million) in other income (expense) on the consolidated statement of operating results. Upon disposition of its 33% interest in the subsidiary, our global intermodal logistics operation retained a 67% interest as an investment in associate.

Dispositions Completed in 2024
a) Disposition of a subsidiary of our Australian port operation
During the first and second quarters of 2024, our Australian port operation sold interests in several of its subsidiaries. The sales resulted in net proceeds of approximately $20 million (Australian port operation consortium of approximately $75 million). Our partnership recognized a gain on sale of approximately $6 million (Australian port operation consortium total of approximately $25 million) in other income (expense) on the Consolidated Statement of Operating Results.